Taxes payable (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Taxes Payable

	2018	2017
Contributions over revenue (PIS and COFINS) (a)	22,212	14,008
Taxes on services (ISS) (b)	9,504	117
Withholding taxes from services taken (c)	4,838	3,117
Social security levied on gross revenue (INSS) (d)	123	324
Withholding income tax (e)	8,527	13,028
Income tax (IRPJ and CSLL) (f)	5,944	4,605
Other taxes and contributions	421	706

	51,569	35,905

(a)

PIS and COFINS are invoiced to and collected from the Group’s customers and recognized as deductions to gross revenue against Tax liabilities, as the Group acts as agent collecting these taxes on behalf of the Brazilian federal government.

(b)	ISS is recognized as deductions to gross revenue against Tax liabilities, as the Group acts as agent collecting these taxes on behalf of municipal governments.
(c)

Amount relative to PIS, COFINS and CSLL, withheld from suppliers and paid by the Group on their behalf. These amounts are recognized as a tax liability, with no impact to the statement of profit or loss.

(d)	The entities Buy4, Equals and Mundipagg pay an INSS rate of 4.50% on gross revenue due to the benefits this regime offers to technology companies compared with social security tax on payroll
(e)	For some entities in the Group, advances for the payment of income tax are paid during the tax year and are recognized as an asset under Recoverable taxes (Note 10).
(f)

The expense for current income tax is recognized in the statement of profit or loss under “Income tax and social contribution” against tax payable. However, for some entities in the Group, advances for the payment of income tax are paid during the tax year and are recognized as an asset under Recoverable taxes (Note 10).